Revenue	12 Months Ended
Dec. 31, 2025
Revenue [Abstract]
Revenue
15.	Revenue

	For the Year Ended December 31,
	2025	2024	2023

Revenue from contracts with customers	$1,140,545,581	$729,953,807	$284,890,018
Revenue for administrative services with related parties	-	-	1,761,896

Total revenue	$1,140,545,581	$729,953,807	$286,651,914

Revenue Streams

The Company generates revenue primarily from its owned hotels. Other minor sources of revenue include administrative services that the Company provides to related parties.

a.	Disaggregation of revenue from contracts with customers

In the following table, revenue from contracts with customers is disaggregated by primary major products and service lines and timing of revenue recognition.

	For the year ended
	December 31,
	2025	2024	2023

Major products/service lines
Room rentals	$435,139,429	$316,126,908	$169,417,278
Food and beverage	141,320,265	121,899,683	104,813,372
All-inclusive	456,622,268	234,494,740	-
Spa services	20,326,706	12,925,180	3,127,449
Guess dry, cleaning & laundry	2,786,497	3,526,613	4,818,864
Other services	84,350,416	40,980,683	2,713,055
Total revenue from contracts with customers	1,140,545,581	729,953,807	284,890,018

Administrative services to related parties	-	-	1,761,896

Total revenue	1,140,545,581	729,953,807	286,651,914

Timing of revenue recognition
Services and products transferred at a point in time	248,783,884	179,332,159	117,234,636
Services transferred over time	891,761,697	550,621,648	169,417,278
Total revenue from contracts with customers	$1,140,545,581	$729,953,807	$286,651,914

Advance from customers (Deferred revenue and down payments)

As of December 31, 2025 and 2024, contract liabilities primarily represent consideration received in advance from customers in relation to contracts with customers. These amounts are comprised of deferred revenue and down payments.

Deferred revenue balances amounted to $89,730,633 and $23,459,478 as of December 31, 2025 and 2024, respectively, while down payments totaled $105,418,209 for year ended 2025.

In accordance with IFRS 15, revenue associated with these contract liabilities is recognized as the Group satisfies its performance obligations.

An amount of $23,459,478 included in advance from customers related to deferred revenue as of December 31, 2024 was recognized as revenue during 2025 (2024: $8,263,469), consistent with the satisfaction of performance obligations in the current period.

No revenue was recognized in 2025 relating to down payments from performance obligations satisfied (or partially satisfied). This is primarily due to the nature and timing of the Company’s development projects, for which the stage of completion is measured over an estimated construction period ranging from 24 to 48 months.

The Group applies an appropriate method for measuring progress toward complete satisfaction of its performance obligations, consistent with IFRS 15 requirements for over-time revenue recognition.